Summary of accounting policies (Details)	12 Months Ended
Dec. 31, 2018
Hardware [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 years
Furniture and equipment [member] | Bottom of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 years
Furniture and equipment [member] | Top of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5 years
Other Equipments [member] | Bottom of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	2 years
Other Equipments [member] | Top of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	4 years
Leasehold Improvements [Member] | Bottom of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 years
Leasehold Improvements [Member] | Top of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	15 years